Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited)

Convertible Bonds — 1.1%
Security	Principal Amount (000's omitted)		Value
Bermuda — 0.2%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	3,800	$ 3,614,756
			$ 3,614,756
China — 0.4%
Meituan, 0.00%, 4/27/27(1)	USD	7,000	$ 6,268,498
			$ 6,268,498
India — 0.3%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(1)	USD	4,965	$ 4,425,155
			$ 4,425,155
South Africa — 0.2%
HTA Group, Ltd., 2.875%, 3/18/27(1)	USD	3,400	$ 2,761,491
			$ 2,761,491
Total Convertible Bonds (identified cost $17,624,452)			$ 17,069,900

Foreign Corporate Bonds — 28.4%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.1%
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(2)	USD	1,715	$ 1,660,840
			$ 1,660,840
Armenia — 0.1%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(1)	USD	1,012	$ 999,350
			$ 999,350
Brazil — 4.4%
Braskem Netherlands Finance BV, 8.50% to 10/24/25, 1/23/81(1)(3)	USD	4,397	$ 4,296,705
Coruripe Netherlands BV:
10.00%, 2/10/27(2)	USD	1,683	1,191,363
10.00%, 2/10/27(1)	USD	10,856	7,684,750
FORESEA Holding S.A., 7.50%, 6/15/30(1)	USD	7,030	6,573,050
Guara Norte S.a.r.l., 5.198%, 6/15/34(1)	USD	6,924	5,879,023
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(1)	USD	8,403	$ 6,484,814
MC Brazil Downstream Trading S.a.r.l.:
7.25%, 6/30/31(1)	USD	2,638	1,878,491
7.25%, 6/30/31(2)	USD	6,913	4,922,610
Minerva Luxembourg S.A., 8.875%, 9/13/33(2)	USD	11,900	11,700,080
MV24 Capital BV, 6.748%, 6/1/34(1)	USD	5,637	4,901,781
Natura & Co. Luxembourg Holdings S.a.r.l.:
6.00%, 4/19/29(2)	USD	430	389,234
6.00%, 4/19/29(1)	USD	1,144	1,035,543
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	USD	1,564	1,347,905
Samarco Mineracao S.A., 5.75%, 10/24/23(1)(4)	USD	7,270	5,653,048
Vale S.A., 2.762%(5)(6)	BRL	55,335	3,468,187
			$ 67,406,584
Bulgaria — 0.2%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(1)	EUR	2,908	$ 2,537,285
			$ 2,537,285
Burkina Faso — 0.5%
Endeavour Mining PLC, 5.00%, 10/14/26(1)	USD	8,376	$ 7,408,907
			$ 7,408,907
Chile — 0.8%
AES Andes S.A.:
6.35% to 1/7/25, 10/7/79(1)(3)	USD	2,011	$ 1,864,820
7.125% to 4/7/24, 3/26/79(1)(3)	USD	7,472	7,045,924
VTR Comunicaciones SpA:
4.375%, 4/15/29(1)	USD	3,761	1,621,259
5.125%, 1/15/28(1)	USD	3,570	1,600,717
			$ 12,132,720
China — 0.6%
China Oil & Gas Group, Ltd., 4.70%, 6/30/26(1)	USD	6,280	$ 5,028,219
KWG Group Holdings, Ltd., 7.875%, 8/30/24(4)	USD	5,749	449,849
Longfor Group Holdings, Ltd., 3.85%, 1/13/32(1)	USD	3,298	1,065,083
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(1)(4)	USD	15,682	392,050
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(1)(4)	USD	2,800	406,000
8.35%, 4/19/23(1)(4)	USD	8,102	1,160,611
Times China Holdings, Ltd.:
5.55%, 6/4/24(1)(4)	USD	17,720	613,112
6.75%, 7/16/23(1)(4)	USD	3,803	95,075
			$ 9,209,999

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Colombia — 2.0%
ABRA Global Finance, 11.50%, (6.00% cash and 5.50% PIK), 3/2/28(2)	USD	6,617	$ 5,101,586
Aris Mining Corp., 6.875%, 8/9/26(1)	USD	9,585	7,900,484
Avianca Midco 2 PLC, 9.00%, 12/1/28(1)	USD	4,160	3,423,160
Canacol Energy, Ltd., 5.75%, 11/24/28(1)	USD	12,070	8,718,342
SierraCol Energy Andina, LLC, 6.00%, 6/15/28(1)	USD	6,439	4,991,293
			$ 30,134,865
Costa Rica — 0.5%
Liberty Costa Rica Senior Secured Finance:
10.875%, 1/15/31(1)	USD	3,294	$ 3,198,280
10.875%, 1/15/31(2)	USD	4,000	3,883,764
			$ 7,082,044
Cyprus — 0.2%
Bank of Cyprus PLC:
7.375% to 7/25/27, 7/25/28(1)(3)	EUR	2,153	$ 2,289,658
11.875% to 12/21/28(1)(3)(5)	EUR	359	384,416
			$ 2,674,074
Georgia — 0.3%
TBC Bank JSC, 8.894% to 11/6/26(1)(3)(5)	USD	4,741	$ 4,293,568
			$ 4,293,568
Ghana — 0.7%
Kosmos Energy, Ltd.:
7.50%, 3/1/28(1)	USD	4,506	$ 3,950,590
7.75%, 5/1/27(1)	USD	1,889	1,700,194
Tullow Oil PLC, 10.25%, 5/15/26(1)	USD	6,671	5,735,259
			$ 11,386,043
Greece — 1.3%
Alpha Bank S.A., 6.875% to 6/27/28, 6/27/29(1)(3)	EUR	2,670	$ 2,838,262
Alpha Services & Holdings S.A., 5.50% to 3/11/26, 6/11/31(1)(3)	EUR	2,920	2,890,240
National Bank of Greece S.A., 8.00% to 10/3/28, 1/3/34(1)(3)	EUR	6,482	6,928,701
Piraeus Financial Holdings S.A.:
5.50% to 2/19/25, 2/19/30(1)(3)	EUR	2,820	2,788,148
8.75% to 6/16/26(1)(3)(5)	EUR	4,061	3,893,849
			$ 19,339,200
Security	Principal Amount (000's omitted)		Value
Honduras — 0.1%
Inversiones Atlantida S.A., 7.50%, 5/19/26(1)	USD	1,119	$ 1,001,908
			$ 1,001,908
Hong Kong — 0.3%
Yuexiu REIT MTN Co., Ltd., 2.65%, 2/2/26(1)	USD	5,645	$ 4,764,874
			$ 4,764,874
Hungary — 0.9%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(1)(3)	EUR	5,198	$ 5,548,928
OTP Bank Nyrt, 8.75% to 2/15/28, 5/15/33(1)(3)	USD	7,834	7,763,290
			$ 13,312,218
India — 0.8%
JSW Steel, Ltd., 5.05%, 4/5/32(1)	USD	8,264	$ 6,377,306
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(1)	USD	6,817	6,075,712
			$ 12,453,018
Indonesia — 1.0%
Minejesa Capital BV, 4.625%, 8/10/30(1)	USD	16,768	$ 15,017,593
			$ 15,017,593
Kazakhstan — 0.0%
Tengizchevroil Finance Co. International, Ltd., 4.00%, 8/15/26(1)	USD	242	$ 216,532
			$ 216,532
Mauritius — 0.0%(7)
Azure Power Energy, Ltd., 3.575%, 8/19/26(1)	USD	363	$ 302,825
			$ 302,825
Mexico — 4.3%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(1)(4)	USD	8,785	$ 164,724
10.00%, 12/19/22(1)(4)	USD	5,495	82,418
Banco Mercantil del Norte S.A.:
7.625% to 1/10/28(1)(3)(5)	USD	1,663	1,508,203
8.375% to 10/14/30(1)(3)(5)	USD	1,793	1,636,900
BBVA Bancomer S.A.:
5.125% to 1/17/28, 1/18/33(1)(3)	USD	5,888	4,986,570
8.45% to 6/29/33, 6/29/38(2)(3)	USD	3,754	3,583,696
Braskem Idesa SAPI:
6.99%, 2/20/32(1)	USD	5,144	3,040,682
7.45%, 11/15/29(1)	USD	7,143	4,524,784

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Cemex SAB de CV:
5.125% to 6/8/26(1)(3)(5)	USD	7,429	$ 6,878,142
9.125% to 3/14/28(2)(3)(5)	USD	2,757	2,829,744
Grupo Aeromexico SAB de CV, 8.50%, 3/17/27(1)	USD	4,020	3,731,780
Grupo Kaltex S.A. de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(2)	USD	7,480	6,732,000
Petroleos Mexicanos:
6.35%, 2/12/48	USD	3,272	1,806,464
6.50%, 3/13/27	USD	2,944	2,599,451
6.875%, 8/4/26	USD	11,921	11,014,586
7.19%, 9/12/24(2)	MXN	1,420	74,306
10.00%, 2/7/33	USD	4,048	3,582,087
Total Play Telecomunicaciones S.A. de CV:
6.375%, 9/20/28(1)	USD	7,037	3,375,288
7.50%, 11/12/25(1)	USD	5,499	3,997,147
			$ 66,148,972
Moldova — 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/26(1)	USD	5,608	$ 3,862,510
			$ 3,862,510
Mongolia — 0.2%
Mongolian Mining Corp./Energy Resources, LLC, 9.25%, 4/15/24(1)	USD	2,400	$ 2,444,280
			$ 2,444,280
Nigeria — 0.4%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	USD	2,120	$ 1,735,284
SEPLAT Energy PLC, 7.75%, 4/1/26(1)	USD	5,387	4,561,711
			$ 6,296,995
Panama — 0.8%
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	USD	10,613	$ 9,135,352
Multibank, Inc., 7.75%, 2/3/28(2)	USD	3,919	3,845,519
			$ 12,980,871
Paraguay — 0.5%
Frigorifico Concepcion S.A.:
7.70%, 7/21/28(1)	USD	2,097	$ 1,704,425
7.70%, 7/21/28(2)	USD	7,960	6,469,823
			$ 8,174,248
Peru — 2.0%
Auna SAA, 6.50%, 11/20/25(1)	USD	13,449	$ 12,316,750
Security	Principal Amount (000's omitted)		Value
Peru (continued)
Hunt Oil Co. of Peru, LLC, 8.55%, 9/18/33(2)	USD	4,014	$ 4,027,427
Peru LNG SRL, 5.375%, 3/22/30(1)	USD	11,499	8,820,137
Telefonica del Peru SAA, 7.375%, 4/10/27(1)	PEN	27,000	5,258,590
			$ 30,422,904
Russia — 0.2%
Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(1)(4)	USD	1,672	$ 978,120
Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(1)(3)(5)	USD	4,509	2,310,863
			$ 3,288,983
Saint Lucia — 0.5%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	USD	7,677	$ 7,051,555
			$ 7,051,555
Singapore — 0.4%
APL Realty Holdings Pte., Ltd., 5.95%, 6/2/24(1)	USD	2,865	$ 2,291,997
Indika Energy Capital IV Pte, Ltd., 8.25%, 10/22/25(1)	USD	3,216	3,198,312
Puma International Financing S.A., 5.125%, 10/6/24(1)	USD	359	353,627
			$ 5,843,936
South Africa — 0.8%
Petra Diamonds US Treasury PLC, 9.75% PIK, 3/8/26(1)	USD	1,707	$ 1,459,169
Sasol Financing USA, LLC:
5.50%, 3/18/31	USD	6,181	4,742,888
6.50%, 9/27/28	USD	1,859	1,647,121
8.75%, 5/3/29(2)	USD	2,510	2,386,809
8.75%, 5/3/29(1)	USD	2,842	2,702,515
			$ 12,938,502
Turkey — 1.9%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(1)	USD	9,814	$ 8,616,644
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(1)	USD	9,555	8,946,394
WE Soda Investments Holding PLC, 9.50%, 10/6/28(1)	USD	12,270	12,268,160
			$ 29,831,198
United Arab Emirates — 0.3%
Shelf Drilling Holdings, Ltd.:
9.625%, 4/15/29(1)	USD	2,055	$ 1,955,698
9.625%, 4/15/29(2)	USD	2,203	2,096,547
			$ 4,052,245

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.6%
International Finance Corp., 16.00%, 2/21/25	UZS	19,000,000	$ 1,559,429
Ipoteka-Bank ATIB:
5.50%, 11/19/25(1)	USD	576	518,754
16.00%, 4/16/24(1)	UZS	84,080,000	6,779,481
National Bank of Uzbekistan, 4.85%, 10/21/25(1)	USD	319	292,364
			$ 9,150,028
Vietnam — 0.5%
Mong Duong Finance Holdings BV, 5.125%, 5/7/29(1)	USD	8,110	$ 7,371,990
			$ 7,371,990
Total Foreign Corporate Bonds (identified cost $485,295,557)			$433,193,664

Loan Participation Notes — 1.9%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.9%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(1)(8)(9)	UZS	172,033,910	$ 13,746,731
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/21/26(1)(8)(9)	UZS	197,697,150	15,065,350
Total Loan Participation Notes (identified cost $31,427,447)			$ 28,812,081

Senior Floating-Rate Loans — 0.1%(10)
Borrower/Description	Principal Amount (000's omitted)	Value
Luxembourg — 0.1%
Zacapa S.a.r.l., Term Loan, 9.39%, (SOFR + 4.00%), 3/22/29	$2,364	$ 2,331,495
Total Senior Floating-Rate Loans (identified cost $2,354,324)		$ 2,331,495

Sovereign Government Bonds — 51.3%
Security	Principal Amount (000's omitted)		Value
Albania — 1.7%
Albania Government International Bond:
3.50%, 10/9/25(1)	EUR	1,473	$ 1,494,251
3.50%, 6/16/27(1)	EUR	154	152,257
5.90%, 6/9/28(1)	EUR	23,483	24,061,298
			$ 25,707,806
Argentina — 0.9%
Republic of Argentina:
0.75% to 7/9/27, 7/9/30(11)	USD	7,603	$ 2,129,641
1.00%, 7/9/29	USD	1,842	499,334
3.50% to 7/9/29, 7/9/41(11)	USD	15,948	4,219,448
3.625% to 7/9/24, 7/9/35(11)	USD	17,413	4,346,484
4.255% to 7/9/24, 1/9/38(11)	USD	10,476	3,189,595
			$ 14,384,502
Armenia — 2.0%
Republic of Armenia Treasury Bond:
9.00%, 4/29/26	AMD	231,610	$ 559,997
9.25%, 4/29/28	AMD	4,095,990	9,757,200
9.60%, 10/29/33	AMD	7,015,450	16,675,033
9.75%, 10/29/50	AMD	769,667	1,836,054
9.75%, 10/29/52	AMD	826,730	1,969,047
			$ 30,797,331
Barbados — 0.4%
Government of Barbados:
6.50%, 10/1/29(2)	USD	2,092	$ 1,971,427
6.50%, 10/1/29(1)	USD	3,792	3,573,583
			$ 5,545,010
Benin — 1.7%
Benin Government International Bond:
4.875%, 1/19/32(1)	EUR	8,964	$ 7,116,169
4.95%, 1/22/35(1)	EUR	6,108	4,398,311
6.875%, 1/19/52(1)	EUR	21,234	14,769,817
			$ 26,284,297
Bosnia and Herzegovina — 0.0%(7)
Republic of Srpska:
1.50%, 6/9/25	BAM	20	$ 10,482

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Bosnia and Herzegovina (continued)
Republic of Srpska: (continued)
1.50%, 9/25/26	BAM	126	$ 68,002
			$ 78,484
Dominican Republic — 3.6%
Dominican Republic:
8.00%, 1/15/27(1)	DOP	50,040	$ 818,581
8.00%, 2/12/27(1)	DOP	255,750	4,229,025
11.25%, 9/15/35(2)	DOP	176,600	3,086,304
12.00%, 8/8/25(2)	DOP	209,200	3,723,425
12.75%, 9/23/29(2)	DOP	494,600	9,647,076
13.00%, 6/10/34(1)	DOP	421,100	8,603,498
13.625%, 2/3/33(2)	DOP	461,150	9,248,852
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	17,280	276,290
12.00%, 10/3/25(2)	DOP	634,070	11,297,594
13.00%, 12/5/25(2)	DOP	53,380	970,377
13.00%, 1/30/26(2)	DOP	209,070	3,804,162
			$ 55,705,184
Ecuador — 0.2%
Republic of Ecuador:
2.50% to 1/31/24, 7/31/40(1)(11)	USD	800	$ 198,245
2.50% to 1/31/24, 7/31/40(1)(11)	USD	182	45,109
2.50% to 1/31/24, 7/31/40(1)(11)	USD	2,265	561,092
2.50% to 1/31/24, 7/31/40(1)(11)	USD	1,538	380,721
2.50% to 1/31/24, 7/31/40(1)(11)	USD	410	101,495
2.50% to 1/31/24, 7/31/40(1)(11)	USD	3,451	854,140
2.50% to 1/31/24, 7/31/40(1)(11)	USD	1,640	406,425
			$ 2,547,227
El Salvador — 0.7%
Republic of El Salvador:
5.875%, 1/30/25(1)	USD	914	$ 842,038
6.375%, 1/18/27(1)	USD	1,011	831,675
7.625%, 2/1/41(1)	USD	4,766	3,208,235
7.65%, 6/15/35(1)	USD	324	228,375
8.25%, 4/10/32(1)	USD	7,492	5,916,523
			$ 11,026,846
Ethiopia — 0.9%
Ethiopia Government International Bond, 6.625%, 12/11/24(1)	USD	20,599	$ 13,075,977
			$ 13,075,977
Security	Principal Amount (000's omitted)		Value
Ghana — 0.9%
Ghana Government International Bond:
6.375%, 2/11/27(1)(4)	USD	2,564	$ 1,100,366
7.625%, 5/16/29(1)(4)	USD	2,527	1,082,898
7.75%, 4/7/29(1)(4)	USD	5,722	2,460,975
7.875%, 3/26/27(1)(4)	USD	845	365,374
7.875%, 2/11/35(1)(4)	USD	1,117	484,499
8.125%, 3/26/32(1)(4)	USD	5,991	2,540,723
8.625%, 4/7/34(1)(4)	USD	4,103	1,756,822
8.627%, 6/16/49(1)(4)	USD	3,766	1,577,295
8.75%, 3/11/61(1)(4)	USD	4,454	1,865,157
8.875%, 5/7/42(1)(4)	USD	1,866	782,050
8.95%, 3/26/51(1)(4)	USD	487	204,314
			$ 14,220,473
Hungary — 1.1%
Hungary Government Bond:
3.00%, 10/27/38	HUF	2,089,960	$ 3,491,965
4.00%, 4/28/51	HUF	1,129,320	1,868,401
4.75%, 11/24/32	HUF	5,084,870	11,607,550
			$ 16,967,916
India — 5.2%
India Government Bond:
7.10%, 4/18/29	INR	3,836,700	$ 45,505,377
7.26%, 2/6/33	INR	2,830,980	33,774,377
			$ 79,279,754
Indonesia — 3.2%
Indonesia Government Bond:
7.125%, 6/15/42	IDR	88,273,000	$ 5,518,827
7.125%, 6/15/43	IDR	607,955,000	38,170,274
7.375%, 5/15/48	IDR	86,457,000	5,547,453
			$ 49,236,554
Ivory Coast — 1.8%
Ivory Coast Government International Bond:
6.625%, 3/22/48(1)	EUR	27,662	$ 19,720,103
6.875%, 10/17/40(1)	EUR	10,637	8,180,684
			$ 27,900,787
Lebanon — 0.2%
Lebanese Republic:
5.80%, 4/14/20(1)(4)	USD	825	$ 53,074
6.10%, 10/4/22(1)(4)	USD	14,110	879,236

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanese Republic: (continued)
6.15%, 6/19/20(4)	USD	1,096	$ 70,508
6.375%, 3/9/20(4)	USD	14,067	904,958
6.40%, 5/26/23(4)	USD	880	55,000
6.65%, 11/3/28(1)(4)	USD	5,757	378,517
6.85%, 5/25/29(4)	USD	1,953	125,258
7.00%, 12/3/24(4)	USD	369	24,306
8.20%, 5/17/33(4)	USD	77	5,003
8.25%, 5/17/34(4)	USD	65	4,336
			$ 2,500,196
Nigeria — 1.6%
Republic of Nigeria:
7.375%, 9/28/33(1)	USD	3,812	$ 2,877,908
7.625%, 11/28/47(1)	USD	2,058	1,394,770
7.696%, 2/23/38(1)	USD	12,614	9,026,515
8.25%, 9/28/51(1)	USD	15,265	10,785,394
			$ 24,084,587
North Macedonia — 2.3%
North Macedonia Government International Bond:
1.625%, 3/10/28(1)	EUR	16,203	$ 13,978,480
3.675%, 6/3/26(1)	EUR	1,992	1,982,684
6.96%, 3/13/27(1)	EUR	17,232	18,500,956
			$ 34,462,120
Panama — 0.0%(7)
Panama Bonos del Tesoro, 6.375%, 7/25/33(1)(2)	USD	919	$ 840,233
			$ 840,233
Peru — 7.9%
Peru Government Bond:
5.94%, 2/12/29	PEN	415,230	$103,642,534
6.15%, 8/12/32	PEN	47,974	11,424,013
6.35%, 8/12/28	PEN	19,622	5,038,134
			$120,104,681
Romania — 3.0%
Romania Government International Bond:
1.75%, 7/13/30(1)	EUR	14,778	$ 11,939,179
2.00%, 1/28/32(1)	EUR	328	250,426
2.00%, 4/14/33(1)	EUR	7,002	5,108,776
2.124%, 7/16/31(1)	EUR	815	641,512
2.125%, 3/7/28(1)	EUR	1,558	1,434,930
Security	Principal Amount (000's omitted)		Value
Romania (continued)
Romania Government International Bond: (continued)
2.50%, 2/8/30(1)	EUR	488	$ 427,034
3.375%, 1/28/50(1)	EUR	3,800	2,386,789
3.624%, 5/26/30(1)	EUR	4,243	3,887,681
3.75%, 2/7/34(1)	EUR	1,080	904,895
4.625%, 4/3/49(1)	EUR	12,808	10,054,678
6.625%, 9/27/29(1)	EUR	7,975	8,700,732
			$ 45,736,632
Serbia — 3.3%
Republic of Serbia:
1.00%, 9/23/28(1)	EUR	6,694	$ 5,583,114
1.50%, 6/26/29(1)	EUR	7,296	5,992,804
1.65%, 3/3/33(1)	EUR	6,268	4,409,400
Serbia Treasury Bond, 4.50%, 8/20/32	RSD	4,374,120	34,796,058
			$ 50,781,376
Seychelles — 0.0%(7)
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	89	$ 89,615
			$ 89,615
Sri Lanka — 1.7%
Sri Lanka Government International Bond:
5.75%, 4/18/23(1)(4)	USD	7,048	$ 3,699,546
6.20%, 5/11/27(1)(4)	USD	7,329	3,689,784
6.35%, 6/28/24(1)(4)	USD	3,974	2,072,653
6.75%, 4/18/28(1)(4)	USD	3,448	1,734,736
6.825%, 7/18/26(1)(4)	USD	13,954	7,272,727
6.85%, 3/14/24(1)(4)	USD	4,889	2,547,797
6.85%, 11/3/25(1)(4)	USD	10,377	5,421,528
			$ 26,438,771
Suriname — 2.8%
Republic of Suriname:
9.25%, 10/26/26(1)(4)	USD	44,049	$ 40,194,712
12.875%, 12/30/23(1)(4)	USD	2,269	2,078,404
12.875%, 12/30/23(2)(4)	USD	476	436,016
			$ 42,709,132
Ukraine — 0.5%
Ukraine Government Bond:
9.79%, 5/26/27	UAH	193,945	$ 3,449,513
9.99%, 5/22/24	UAH	42,931	877,538
10.95%, 11/1/23	UAH	18,951	495,533

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ukraine (continued)
Ukraine Government Bond: (continued)
11.67%, 11/22/23	UAH	10,090	$ 235,710
15.84%, 2/26/25	UAH	120,170	2,599,909
			$ 7,658,203
Uruguay — 2.3%
Uruguay Government Bond:
3.875%, 7/2/40(12)	UYU	483,428	$ 12,274,711
9.75%, 7/20/33	UYU	829,904	20,696,101
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	65,345	1,534,500
			$ 34,505,312
Uzbekistan — 1.1%
Republic of Uzbekistan:
14.00%, 7/19/24(1)	UZS	21,310,000	$ 1,740,175
16.25%, 10/12/26(1)	UZS	181,050,000	14,871,970
			$ 16,612,145
Zambia — 0.3%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	89,335	$ 3,538,465
11.00%, 6/28/26	ZMW	5,614	211,425
11.00%, 12/27/26	ZMW	7,560	268,558
12.00%, 6/28/28	ZMW	19,000	616,473
12.00%, 8/30/28	ZMW	1,500	47,984
12.00%, 11/29/28	ZMW	6,000	188,305
13.00%, 1/25/31	ZMW	9,355	263,511
			$ 5,134,721
Total Sovereign Government Bonds (identified cost $824,596,595)			$784,415,872

Sovereign Loans — 2.0%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 9.638%, (6 mo. EURIBOR + 5.75%), 1/6/28(13)	EUR	945	$ 1,078,073
			$ 1,078,073
Borrower/Description	Principal Amount (000's omitted)		Value
Kenya — 0.0%(7)
Government of Kenya, Term Loan, 12.203%, (6 mo. SOFR + 6.45%), 6/29/25(13)	USD	782	$ 798,741
			$ 798,741
Nigeria — 0.1%
Bank of Industry Limited, Term Loan, 11.67%, (3 mo. USD LIBOR + 6.00%), 12/11/23(13)(14)	USD	1,111	$ 1,111,444
			$ 1,111,444
Tanzania — 1.8%
Government of the United Republic of Tanzania, Term Loan, 12.174%, (6 mo. USD LIBOR + 6.30%), 4/28/31(13)	USD	27,587	$ 26,928,462
			$ 26,928,462
Total Sovereign Loans (identified cost $30,585,778)			$ 29,916,720

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(8)(15)	11,670,000	$ 0
Alpha Holding S.A., Escrow Certificates(8)(15)	18,638,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 9.5%
Affiliated Fund — 8.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(16)	128,397,025	$128,397,025
Total Affiliated Fund (identified cost $128,397,025)		$128,397,025

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Sovereign Government Securities — 0.6%
Security	Principal Amount (000's omitted)		Value
Sri Lanka — 0.6%
Sri Lanka Treasury Bills:
0.00%, 11/17/23	LKR	719,000	$ 2,181,466
0.00%, 11/24/23	LKR	122,000	369,081
0.00%, 12/8/23	LKR	113,000	339,848
0.00%, 1/5/24	LKR	70,000	207,977
0.00%, 1/12/24	LKR	1,935,000	5,731,142
Total Sovereign Government Securities (identified cost $9,015,723)			$ 8,829,514

U.S. Treasury Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 11/30/23(17)	$8,000	$ 7,965,948
Total U.S. Treasury Obligations (identified cost $7,965,688)		$ 7,965,948
Total Short-Term Investments (identified cost $145,378,436)		$145,192,487

Total Investments — 94.3% (identified cost $1,537,262,589)	$1,440,932,219
Other Assets, Less Liabilities — 5.7%	$ 86,795,674
Net Assets — 100.0%	$1,527,727,893
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of these securities is $729,793,233 or 47.8% of the Fund's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $105,920,814 or 6.9% of the Fund's net assets.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Issuer is in default with respect to interest and/or principal payments.
(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6)	Variable rate security whose coupon rate is linked to the issuer’s mining activitiy revenue. The coupon rate shown represents the rate in effect at October 31, 2023.
(7)	Amount is less than 0.05%.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(9)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	Step coupon security. Interest rate represents the rate in effect at October 31, 2023.
(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(13)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2023.
(14)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(15)	Non-income producing security.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2023.
(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	1,168,000	USD	234,209	11/3/23	$ (2,543)
BRL	1,218,000	USD	244,186	11/3/23	(2,603)
USD	253,397	BRL	1,268,000	11/3/23	1,897
USD	222,842	BRL	1,118,000	11/3/23	1,094
USD	17,846,395	PEN	68,432,000	11/13/23	40,747
USD	21,028,385	PEN	80,749,000	11/13/23	17,919
USD	4,491,745	PEN	17,270,758	11/13/23	(2,016)
BRL	3,000	USD	598	12/4/23	(6)
BRL	61,000	USD	12,172	12/4/23	(119)
BRL	994,997	USD	201,559	12/4/23	(4,953)
BRL	1,445,000	USD	292,795	12/4/23	(7,269)
CLP	3,309,297,000	USD	3,546,942	12/20/23	140,176
CLP	2,385,079,000	USD	2,537,993	12/20/23	119,390
CLP	2,203,813,000	USD	2,358,280	12/20/23	97,141
CLP	1,137,685,664	USD	1,211,897	12/20/23	55,677
CLP	1,240,241,000	USD	1,338,327	12/20/23	43,512
CLP	1,107,869,000	USD	1,195,202	12/20/23	39,152
CLP	954,032,000	USD	1,029,205	12/20/23	33,748
CLP	446,196,600	USD	482,782	12/20/23	14,357
CLP	906,809,000	USD	1,011,781	12/20/23	(1,442)
CLP	906,809,000	USD	1,012,369	12/20/23	(2,030)
CLP	1,813,618,000	USD	2,022,998	12/20/23	(2,320)
CLP	906,809,000	USD	1,012,912	12/20/23	(2,572)
CLP	906,809,000	USD	1,012,912	12/20/23	(2,572)
CLP	906,809,000	USD	1,014,895	12/20/23	(4,556)
COP	1,951,000,000	USD	471,532	12/20/23	(2,562)
IDR	2,496,312,150	USD	158,761	12/20/23	(2,171)
IDR	34,890,360,498	USD	2,271,109	12/20/23	(82,488)
IDR	61,753,118,713	USD	4,019,469	12/20/23	(145,788)
IDR	173,722,528,662	USD	11,048,451	12/20/23	(151,094)
KRW	4,127,800,000	USD	3,040,172	12/20/23	18,956
KRW	3,300,000,000	USD	2,442,456	12/20/23	3,186
KRW	3,149,000,000	USD	2,375,421	12/20/23	(41,685)
KRW	3,826,700,000	USD	2,887,749	12/20/23	(51,767)
KRW	34,298,000,000	USD	25,872,396	12/20/23	(454,017)
KRW	41,668,700,000	USD	31,444,516	12/20/23	(563,683)
PEN	80,277,000	USD	20,670,237	12/20/23	186,927
PEN	1,000,000	USD	261,169	12/20/23	(1,354)
PEN	18,572,400	USD	4,837,444	12/20/23	(12,057)
USD	21,275,370	CLP	19,131,876,264	12/20/23	(40,787)
USD	2,697,362	COP	11,160,550,435	12/20/23	14,657
USD	43,827,912	EUR	40,929,299	12/20/23	424,083
USD	32,161,724	EUR	30,034,669	12/20/23	311,200
USD	29,276,275	EUR	27,340,052	12/20/23	283,280

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	28,197,827	EUR	26,332,930	12/20/23	$ 272,845
USD	24,968,992	EUR	23,317,637	12/20/23	241,602
USD	21,478,986	EUR	20,058,447	12/20/23	207,833
USD	17,648,152	EUR	16,480,970	12/20/23	170,765
USD	15,848,450	EUR	14,800,293	12/20/23	153,351
USD	7,391,563	EUR	6,902,713	12/20/23	71,521
USD	4,088,511	EUR	3,818,112	12/20/23	39,561
USD	2,078,433	EUR	1,940,973	12/20/23	20,111
USD	390,207	EUR	364,400	12/20/23	3,776
USD	581,243	EUR	550,778	12/20/23	(2,834)
USD	2,318,837	EUR	2,197,298	12/20/23	(11,307)
USD	3,441,000	EUR	3,260,644	12/20/23	(16,778)
USD	4,703,443	EUR	4,456,918	12/20/23	(22,934)
USD	8,777,653	EUR	8,317,582	12/20/23	(42,799)
USD	13,441,232	EUR	12,736,725	12/20/23	(65,539)
USD	28,727,489	IDR	451,702,413,000	12/20/23	392,865
USD	9,268,632	IDR	142,584,000,000	12/20/23	324,549
USD	5,977,578	IDR	91,833,524,770	12/20/23	216,997
USD	9,848,457	IDR	154,022,087,065	12/20/23	186,879
USD	4,632,961	IDR	71,292,000,000	12/20/23	160,919
USD	4,632,725	IDR	71,293,000,000	12/20/23	160,620
USD	4,751,309	IDR	73,233,168,160	12/20/23	157,501
USD	2,752,894	IDR	43,071,753,564	12/20/23	51,067
USD	1,628,790	IDR	25,908,830,090	12/20/23	3,567
USD	3,196,839	INR	267,000,000	12/20/23	(4,805)
USD	5,374,671	INR	449,000,000	12/20/23	(9,367)
USD	8,053,386	INR	672,800,000	12/20/23	(14,277)
USD	10,751,916	INR	898,000,000	12/20/23	(16,161)
USD	13,815,396	INR	1,154,000,000	12/20/23	(22,422)
USD	39,500,698	PEN	147,069,000	12/20/23	1,289,975
USD	23,252,783	PEN	86,698,000	12/20/23	727,347
USD	4,452,084	PEN	16,576,000	12/20/23	145,392
USD	4,201,034	PEN	15,626,168	12/20/23	141,123
USD	2,763,214	PEN	10,288,000	12/20/23	90,238
USD	2,620,625	PEN	9,771,000	12/20/23	81,973
USD	1,626,659	PEN	6,065,000	12/20/23	50,882
USD	6,217,595	PEN	23,793,000	12/20/23	35,818
USD	1,090,997	PEN	4,062,000	12/20/23	35,629
USD	6,042,813	PEN	23,176,000	12/20/23	21,342
USD	473,367	PEN	1,760,735	12/20/23	15,901
USD	293,849	PEN	1,093,000	12/20/23	9,871
USD	5,910,250	PEN	22,719,000	12/20/23	7,514
USD	123,012	PEN	458,000	12/20/23	4,017
USD	76,278	PEN	284,000	12/20/23	2,491

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	8,579	PEN	33,190	12/20/23	$ (44)
USD	4,781,351	PEN	18,539,210	12/20/23	(35,413)
BRL	1,118,000	USD	221,303	1/3/24	(1,085)
BRL	1,268,000	USD	251,642	1/3/24	(1,879)
					$5,490,843
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	12,620,663	USD	13,294,487	Citibank, N.A.	11/3/23	$ 59,966	$ —
USD	309,085	EUR	293,383	Australia and New Zealand Banking Group Limited	11/3/23	—	(1,355)
USD	399,352	EUR	376,776	Bank of America, N.A.	11/3/23	669	—
USD	1,160,121	EUR	1,095,531	Citibank, N.A.	11/3/23	893	—
USD	495,897	EUR	468,841	Goldman Sachs International	11/3/23	—	(203)
USD	1,154,109	EUR	1,095,531	Goldman Sachs International	11/3/23	—	(5,118)
USD	5,520,567	EUR	5,198,000	UBS AG	11/3/23	20,345	—
USD	1,489,589	EUR	1,405,975	UBS AG	11/3/23	1,867	—
USD	1,157,033	EUR	1,092,924	UBS AG	11/3/23	564	—
USD	1,753,913	EUR	1,658,835	UBS AG	11/3/23	—	(1,370)
USD	4,273,837	EUR	4,042,157	UBS AG	11/3/23	—	(3,339)
USD	2,051,644	EUR	1,946,094	UBS AG	11/3/23	—	(7,599)
USD	565,017	UZS	6,924,287,425	JPMorgan Chase Bank, N.A.	11/6/23	374	—
UZS	6,924,287,425	USD	557,511	JPMorgan Chase Bank, N.A.	11/7/23	5,541	—
ILS	17,811,476	USD	4,703,567	Goldman Sachs International	11/13/23	—	(295,180)
USD	4,524,584	ILS	17,811,476	Citibank, N.A.	11/13/23	116,197	—
USD	15,329,001	PEN	58,755,000	Standard Chartered Bank	11/13/23	41,258	—
ILS	40,056,318	USD	10,596,910	HSBC Bank USA, N.A.	11/24/23	—	(678,287)
USD	6,567,337	ILS	25,852,977	Standard Chartered Bank	11/24/23	165,702	—
USD	3,597,695	ILS	14,203,341	UBS AG	11/24/23	80,707	—
UZS	12,071,519,082	USD	1,024,747	ICBC Standard Bank plc	11/27/23	—	(40,349)
ILS	35,333,334	USD	9,398,388	BNP Paribas	11/28/23	—	(647,786)
USD	2,858,691	ILS	11,277,089	Citibank, N.A.	11/28/23	65,824	—
USD	6,103,013	ILS	24,056,245	JPMorgan Chase Bank, N.A.	11/28/23	145,278	—
USD	3,082,392	EUR	2,903,699	Australia and New Zealand Banking Group Limited	12/8/23	5,326	—
USD	4,027,931	EUR	3,799,437	Citibank, N.A.	12/8/23	1,646	—
USD	3,639,810	EUR	3,433,333	Citibank, N.A.	12/8/23	1,487	—
UZS	25,618,674,000	USD	2,049,494	ICBC Standard Bank plc	12/18/23	—	(33,608)
CNH	196,185	USD	26,941	JPMorgan Chase Bank, N.A.	12/20/23	—	(131)
CZK	9,230,094	EUR	374,822	Goldman Sachs International	12/20/23	—	(385)
CZK	47,569,102	EUR	1,934,553	Goldman Sachs International	12/20/23	—	(4,992)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CZK	31,900,000	EUR	1,296,312	JPMorgan Chase Bank, N.A.	12/20/23	$ —	$ (2,281)
CZK	9,230,094	EUR	375,196	UBS AG	12/20/23	—	(782)
CZK	45,580,710	EUR	1,852,272	UBS AG	12/20/23	—	(3,282)
CZK	33,800,000	EUR	1,387,448	UBS AG	12/20/23	—	(17,186)
CZK	187,600,000	USD	8,173,847	UBS AG	12/20/23	—	(102,907)
EUR	2,083,989	CZK	51,627,940	Bank of America, N.A.	12/20/23	—	(11,156)
EUR	819,783	CZK	20,302,946	Citibank, N.A.	12/20/23	—	(4,128)
EUR	5,210,733	CZK	129,069,850	Citibank, N.A.	12/20/23	—	(27,085)
EUR	4,554,992	CZK	112,871,324	Standard Chartered Bank	12/20/23	—	(25,578)
EUR	2,084,687	CZK	51,627,940	UBS AG	12/20/23	—	(10,416)
EUR	3,168,814	HUF	1,242,194,235	BNP Paribas	12/20/23	—	(52,233)
EUR	790,625	HUF	310,061,425	Goldman Sachs International	12/20/23	—	(13,394)
EUR	1,121,172	HUF	438,421,493	Goldman Sachs International	12/20/23	—	(15,501)
EUR	2,781,519	HUF	1,087,240,186	Goldman Sachs International	12/20/23	—	(37,245)
EUR	790,652	HUF	310,061,425	HSBC Bank USA, N.A.	12/20/23	—	(13,365)
EUR	1,120,970	HUF	438,421,493	Standard Chartered Bank	12/20/23	—	(15,716)
EUR	2,802,887	HUF	1,096,053,737	Standard Chartered Bank	12/20/23	—	(38,798)
EUR	3,166,924	HUF	1,242,194,235	UBS AG	12/20/23	—	(54,238)
HUF	2,749,811,168	EUR	7,014,717	BNP Paribas	12/20/23	115,627	—
HUF	2,517,062,193	EUR	6,439,476	Goldman Sachs International	12/20/23	86,225	—
HUF	1,012,430,476	EUR	2,589,081	Goldman Sachs International	12/20/23	35,796	—
HUF	688,188,036	EUR	1,754,809	Goldman Sachs International	12/20/23	29,728	—
HUF	688,188,036	EUR	1,754,869	HSBC Bank USA, N.A.	12/20/23	29,665	—
HUF	2,499,828,335	EUR	6,392,695	Standard Chartered Bank	12/20/23	88,488	—
HUF	1,012,430,475	EUR	2,588,613	Standard Chartered Bank	12/20/23	36,292	—
HUF	2,749,811,168	EUR	7,010,532	UBS AG	12/20/23	120,065	—
ILS	37,388,507	USD	9,846,569	BNP Paribas	12/20/23	—	(571,722)
MXN	107,035,808	USD	6,080,160	BNP Paribas	12/20/23	—	(189,140)
MXN	52,100,000	USD	2,991,126	Citibank, N.A.	12/20/23	—	(123,654)
MXN	302,848,000	USD	16,945,203	Citibank, N.A.	12/20/23	—	(277,102)
MXN	168,327,000	USD	9,701,844	Citibank, N.A.	12/20/23	—	(437,489)
MXN	64,799,000	USD	3,554,203	Goldman Sachs International	12/20/23	12,195	—
MXN	88,306,000	USD	4,849,889	Goldman Sachs International	12/20/23	10,283	—
MXN	64,799,000	USD	3,563,521	Goldman Sachs International	12/20/23	2,876	—
MXN	64,799,000	USD	3,563,825	Goldman Sachs International	12/20/23	2,572	—
MXN	74,865,980	USD	4,305,806	Goldman Sachs International	12/20/23	—	(185,344)
MXN	124,403,712	USD	7,160,912	JPMorgan Chase Bank, N.A.	12/20/23	—	(314,000)
MXN	194,397,000	USD	10,671,737	Standard Chartered Bank	12/20/23	27,455	—
MXN	196,611,000	USD	11,336,947	Standard Chartered Bank	12/20/23	—	(515,901)
MXN	1,443,143	USD	81,153	UBS AG	12/20/23	—	(1,726)
USD	6,318,131	ILS	24,658,972	BNP Paribas	12/20/23	201,059	—
USD	3,231,796	ILS	12,729,535	HSBC Bank USA, N.A.	12/20/23	74,021	—
USD	54,776,864	MXN	974,091,500	UBS AG	12/20/23	1,164,969	—
USD	2,634,748	UYU	102,698,000	Citibank, N.A.	12/20/23	80,805	—
USD	1,313,496	UYU	51,292,000	Citibank, N.A.	12/20/23	37,942	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,189,859	ZAR	22,826,366	Goldman Sachs International	12/20/23	$ —	$ (29,802)
USD	4,675,421	ZAR	89,750,775	Goldman Sachs International	12/20/23	—	(120,149)
USD	1,203,792	ZAR	23,094,276	HSBC Bank USA, N.A.	12/20/23	—	(30,183)
USD	4,654,824	ZAR	89,256,258	JPMorgan Chase Bank, N.A.	12/20/23	—	(114,322)
ZAR	88,454,688	USD	4,620,612	Goldman Sachs International	12/20/23	105,705	—
ZAR	26,483,439	USD	1,384,502	Goldman Sachs International	12/20/23	30,563	—
ZAR	22,775,758	USD	1,193,368	Goldman Sachs International	12/20/23	23,588	—
ZAR	88,454,688	USD	4,618,803	HSBC Bank USA, N.A.	12/20/23	107,515	—
ZAR	63,223,682	USD	3,312,794	HSBC Bank USA, N.A.	12/20/23	65,378	—
ZAR	26,483,439	USD	1,383,544	HSBC Bank USA, N.A.	12/20/23	31,521	—
ZAR	22,775,758	USD	1,193,074	HSBC Bank USA, N.A.	12/20/23	23,882	—
ZAR	37,900,000	USD	1,958,582	Standard Chartered Bank	12/20/23	66,493	—
ZAR	63,560,255	USD	3,332,386	UBS AG	12/20/23	63,771	—
UZS	25,072,328,000	USD	2,000,186	ICBC Standard Bank plc	12/21/23	14,532	—
UZS	12,486,159,000	USD	1,000,093	ICBC Standard Bank plc	12/21/23	3,248	—
UZS	23,224,483,000	USD	1,850,556	JPMorgan Chase Bank, N.A.	1/10/24	—	(18,371)
HUF	500,113,142	EUR	1,227,002	BNP Paribas	1/11/24	67,615	—
HUF	1,524,500,946	EUR	3,792,668	UBS AG	1/11/24	150,496	—
HUF	452,699,949	EUR	1,116,637	UBS AG	1/11/24	54,876	—
UZS	12,621,172,000	USD	1,000,093	ICBC Standard Bank plc	1/22/24	14,831	—
UZS	3,566,810,426	USD	282,632	ICBC Standard Bank plc	1/22/24	4,191	—
HUF	1,972,636,076	EUR	4,621,921	Barclays Bank PLC	1/30/24	479,427	—
HUF	595,400,000	EUR	1,380,798	UBS AG	1/30/24	159,831	—
TRY	81,991,641	USD	2,625,854	Standard Chartered Bank	3/20/24	—	(66,989)
USD	2,543,934	TRY	81,991,641	Standard Chartered Bank	3/20/24	—	(14,932)
UZS	20,939,712,575	USD	1,626,385	JPMorgan Chase Bank, N.A.	4/19/24	—	(57,633)
NGN	294,275,683	USD	346,207	JPMorgan Chase Bank, N.A.	6/20/24	—	(66,182)
NGN	1,545,597,225	USD	1,873,466	Standard Chartered Bank	6/21/24	—	(403,172)
TRY	40,123,317	USD	1,187,090	Standard Chartered Bank	6/21/24	—	(43,562)
USD	1,142,780	TRY	40,123,317	Standard Chartered Bank	6/21/24	—	(748)
NGN	803,383,897	USD	945,165	Standard Chartered Bank	6/24/24	—	(181,632)
NGN	827,485,414	USD	945,165	Standard Chartered Bank	6/26/24	—	(159,212)
NGN	779,972,912	USD	876,381	Standard Chartered Bank	7/3/24	—	(137,155)
NGN	840,181,573	USD	933,543	Standard Chartered Bank	7/8/24	—	(138,478)
USD	529,809	AMD	211,287,739	Citibank, N.A.	9/6/24	33,003	—
USD	1,575,257	AMD	639,948,000	Citibank, N.A.	9/16/24	72,850	—
TRY	198,904,000	USD	5,430,706	Standard Chartered Bank	9/20/24	—	(242,007)
USD	5,193,101	TRY	198,904,000	Standard Chartered Bank	9/20/24	4,402	—
TRY	54,070,000	USD	1,456,050	Standard Chartered Bank	9/23/24	—	(49,622)
USD	1,410,155	TRY	54,070,000	Standard Chartered Bank	9/23/24	3,727	—
UZS	6,924,287,425	USD	507,274	JPMorgan Chase Bank, N.A.	11/1/24	—	(5,211)
						$4,451,152	$(6,660,433)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(577)	Short	12/7/23	$ (70,997,820)	$ 323,464
Euro-Bund	(398)	Short	12/7/23	(54,320,774)	658,687
Euro-Buxl	(200)	Short	12/7/23	(25,483,287)	2,004,681
U.S. 2-Year Treasury Note	(291)	Short	12/29/23	(58,904,766)	172,981
U.S. 5-Year Treasury Note	(2,206)	Short	12/29/23	(230,475,298)	2,874,956
U.S. 10-Year Treasury Note	(1,106)	Short	12/19/23	(117,426,094)	4,038,478
U.S. Long Treasury Bond	(130)	Short	12/19/23	(14,226,875)	1,182,235
U.S. Ultra-Long Treasury Bond	(8)	Short	12/19/23	(900,499)	106,606
					$11,362,088
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	934,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.29% (pays upon termination)	7/1/24	$ (565,357)	$ —	$ (565,357)
BRL	146,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.40% (pays upon termination)	1/2/25	(307,669)	—	(307,669)
BRL	146,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.50% (pays upon termination)	1/2/25	(273,045)	—	(273,045)
BRL	143,109	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	1/2/25	(263,919)	—	(263,919)
BRL	149,491	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	1/2/25	(274,790)	—	(274,790)
BRL	101,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.83% (pays upon termination)	1/2/25	(62,340)	—	(62,340)
BRL	772,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.96% (pays upon termination)	1/2/25	(440,984)	—	(440,984)
BRL	660,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.13% (pays upon termination)	1/2/25	(81,693)	—	(81,693)
CLP	6,043,600	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.51% (pays semi-annually)	9/20/28	207,000	—	207,000
CLP	6,043,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	9/20/28	(157,029)	—	(157,029)
CNY	137,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	(90,842)	—	(90,842)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	328,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	$ (210,526)	$ —	$ (210,526)
CNY	136,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	(86,053)	—	(86,053)
CNY	89,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	(52,111)	—	(52,111)
CNY	94,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.43% (pays quarterly)	12/20/28	5,975	—	5,975
CNY	100,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.43% (pays quarterly)	12/20/28	8,717	—	8,717
CNY	47,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.44% (pays quarterly)	12/20/28	5,503	—	5,503
CNY	36,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.44% (pays quarterly)	12/20/28	4,862	—	4,862
CNY	112,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.44% (pays quarterly)	12/20/28	16,466	—	16,466
CNY	85,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.44% (pays quarterly)	12/20/28	13,082	—	13,082
CNY	31,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.45% (pays quarterly)	12/20/28	5,671	—	5,671
CNY	76,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.46% (pays quarterly)	12/20/28	20,271	—	20,271
CNY	76,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/20/28	22,545	—	22,545
CNY	93,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/20/28	30,371	—	30,371
CNY	63,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/20/28	20,951	—	20,951
COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	99,334	—	99,334
COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	97,266	—	97,266
COP	2,616,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	76,322	—	76,322
COP	11,139,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(234,613)	—	(234,613)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	142,000	Receives	6-month CZK PRIBOR (pays semi-annually)	4.56% (pays annually)	12/20/28	$ (53,684)	$ —	$ (53,684)
CZK	60,598	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	(127,691)	—	(127,691)
CZK	121,195	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(249,357)	—	(249,357)
CZK	182,207	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(370,164)	—	(370,164)
CZK	77,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	(39,301)	—	(39,301)
CZK	219,600	Pays	6-month CZK PRIBOR (pays semi-annually)	4.55% (pays annually)	12/20/33	77,117	—	77,117
HUF	5,098,000	Pays	6-month HUF BUBOR (pays semi-annually)	7.48% (pays annually)	12/20/28	26,472	—	26,472
INR	2,169,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/25	36,026	—	36,026
INR	1,341,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/25	23,006	—	23,006
INR	4,196,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.75% (pays semi-annually)	12/20/25	92,146	—	92,146
INR	5,970,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.75% (pays semi-annually)	12/20/25	133,061	—	133,061
INR	759,100	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/28	20,576	—	20,576
KRW	4,373,900	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.04% (pays quarterly)	1/26/28	(132,586)	—	(132,586)
KRW	6,288,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.06% (pays quarterly)	3/15/28	(196,529)	—	(196,529)
KRW	23,180,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.11% (pays quarterly)	6/21/28	(726,344)	—	(726,344)
KRW	1,806,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.57% (pays quarterly)	6/21/28	(29,876)	—	(29,876)
KRW	1,806,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.60% (pays quarterly)	6/21/28	(27,820)	—	(27,820)
KRW	1,868,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.61% (pays quarterly)	6/21/28	(28,472)	—	(28,472)
KRW	6,272,985	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.23% (pays quarterly)	6/21/33	(341,483)	—	(341,483)
KRW	7,012,376	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	6/21/33	(340,848)	—	(340,848)
KRW	7,736,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.35% (pays quarterly)	6/21/33	(363,676)	—	(363,676)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	12,405,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	9/20/33	$ (645,248)	$ —	$ (645,248)
KRW	9,004,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(459,875)	—	(459,875)
KRW	2,257,439	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(114,590)	—	(114,590)
KRW	12,007,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	(592,923)	—	(592,923)
KRW	12,005,200	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	(586,811)	—	(586,811)
KRW	1,387,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	(62,360)	—	(62,360)
KRW	1,417,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	(53,490)	—	(53,490)
KRW	2,862,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	(101,307)	—	(101,307)
KRW	1,318,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	(46,571)	—	(46,571)
KRW	1,128,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	(39,574)	—	(39,574)
KRW	1,336,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	(44,358)	—	(44,358)
KRW	16,221,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.02% (pays quarterly)	12/20/33	(118,307)	—	(118,307)
KRW	32,088,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	12/20/33	(210,300)	—	(210,300)
MXN	2,149,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	11.33% (pays monthly)	10/7/24	(121,601)	—	(121,601)
MXN	4,024,280	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	11.24% (pays monthly)	10/9/24	(400,600)	—	(400,600)
MXN	1,535,020	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	11.25% (pays monthly)	10/10/24	(147,984)	—	(147,984)
ZAR	51,710	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	2/24/26	(178,306)	91	(178,215)
ZAR	51,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	2/24/26	(178,961)	91	(178,870)
ZAR	51,870	Pays	3-month ZAR JIBAR (pays quarterly)	5.45% (pays quarterly)	2/24/26	(176,324)	93	(176,231)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	36,590	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	$ (123,489)	$ 66	$ (123,423)
ZAR	51,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.51% (pays quarterly)	2/24/26	(172,625)	96	(172,529)
ZAR	68,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	(228,327)	128	(228,199)
ZAR	103,650	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(301,063)	217	(300,846)
ZAR	103,650	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	(293,533)	223	(293,310)
ZAR	41,843	Pays	3-month ZAR JIBAR (pays quarterly)	5.85% (pays quarterly)	5/28/26	(132,045)	107	(131,938)
ZAR	79,900	Pays	3-month ZAR JIBAR (pays quarterly)	6.02% (pays quarterly)	7/15/26	(231,270)	210	(231,060)
ZAR	223,320	Pays	3-month ZAR JIBAR (pays quarterly)	5.86% (pays quarterly)	9/15/26	(758,408)	591	(757,817)
ZAR	253,308	Pays	3-month ZAR JIBAR (pays quarterly)	5.87% (pays quarterly)	9/15/26	(855,905)	674	(855,231)
ZAR	93,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.53% (pays quarterly)	12/15/26	(247,049)	—	(247,049)
ZAR	560,034	Pays	3-month ZAR JIBAR (pays quarterly)	8.44% (pays quarterly)	12/20/26	140,968	—	140,968
ZAR	555,566	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	12/20/26	163,151	—	163,151
ZAR	16,160	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(46,783)	—	(46,783)
ZAR	85,200	Pays	3-month ZAR JIBAR (pays quarterly)	8.76% (pays quarterly)	12/21/27	52,074	—	52,074
Total						$(12,399,856)	$2,587	$(12,397,269)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Turkey	$10,709	1.00% (pays quarterly)(1)	12/20/28	$1,289,874	$(1,337,433)	$(47,559)
Total				$1,289,874	$(1,337,433)	$(47,559)
*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
LIBOR	– London Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee

KRW	– South Korean Won
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
NGN	– Nigerian Naira
PEN	– Peruvian Sol
RSD	– Serbian Dinar
TRY	– Turkish Lira
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha
At October 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swaps to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps, to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At October 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $128,397,025, which represents 8.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$109,338,638	$318,636,250	$(299,577,863)	$ —	$ —	$128,397,025	$2,243,141	128,397,025
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Convertible Bonds	$ —	$ 17,069,900	$ —	$ 17,069,900
Foreign Corporate Bonds	—	433,193,664	—	433,193,664
Loan Participation Notes	—	—	28,812,081	28,812,081
Senior Floating-Rate Loans	—	2,331,495	—	2,331,495
Sovereign Government Bonds	—	784,415,872	—	784,415,872
Sovereign Loans	—	29,916,720	—	29,916,720
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	128,397,025	—	—	128,397,025
Sovereign Government Securities	—	8,829,514	—	8,829,514
U.S. Treasury Obligations	—	7,965,948	—	7,965,948
Total Investments	$128,397,025	$1,283,723,113	$28,812,081	$1,440,932,219
Forward Foreign Currency Exchange Contracts	$ —	$ 11,794,093	$ —	$ 11,794,093
Futures Contracts	11,362,088	—	—	11,362,088
Swap Contracts	—	2,688,807	—	2,688,807
Total	$139,759,113	$1,298,206,013	$28,812,081	$1,466,777,207
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (8,512,531)	$ —	$ (8,512,531)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$ (13,798,789)	$ —	$ (13,798,789)
Total	$ —	$ (22,311,320)	$ —	$ (22,311,320)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Loan Participation Notes
Balance as of July 31, 2023	$31,121,371
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(2,441,082)
Cost of purchases	—
Proceeds from sales, including return of capital	—
Accrued discount (premium)	131,792
Transfers to Level 3	—
Transfers from Level 3	—
Balance as of October 31, 2023	$28,812,081
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2023	$(2,441,082)
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2023:
Type of Investment	Fair Value as of October 31, 2023	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$28,812,081	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.46%-9.79%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 7.78% based on relative principal amounts.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.